Provisions - Schedule of provision for employee commitments (Details) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
Provisions [abstract]
Employer contribution costs on share-based compensation plans	€ 2,857	€ 3,330
Phantom shares	1,936	2,976
Retirement termination benefits	380	330
Leaving indemnities	54	267
TOTAL	5,227	6,903
Less non-current portion	511	360
CURRENT PORTION	€ 4,717	€ 6,543